Selling, General and Administrative Expenses	6 Months Ended
Jun. 30, 2026
Selling, General and Administrative Expenses [Abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
8.	SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

	For the six months ended June 30,
	2026	2025
		(Restated)
Staff expense	$2,502,600	$2,429,795
Professional fees	464,485	554,963
Depreciation and amortization expense	439,913	400,520
Rental expense	108,499	92,110
Travelling and entertainment expense	101,845	97,204
Other expenses*	1,576,484	601,295
	$5,193,826	$4,175,887

*	Other expenses mainly comprised of withholding tax payments and related penalties, utilities expense, repairs and maintenance, cleaning expense, office expenses, stamp duties, training costs, other service fees, etc.